Effects of New Accounting Pronouncements Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred finance costs	$ 8,100	$ 10,600
Net unrealized (loss) gain on marketable securities, net of tax	$ (156)	1,215
Other current assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred finance costs		(200)
Other noncurrent assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred finance costs		(10,300)
Other current liabilities | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred finance costs		200
Other noncurrent liabilities | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred finance costs		$ 10,300